CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 13,390	$ 11,234	$ 7,959
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,432	1,408	1,087
Provision for loan losses	591	750	538
Net loss on sale or impairment of foreclosed assets	700	759	903
Increase in cash surrender value of life insurance	(916)	(853)	(799)
Accretion of premiums/discounts on securities, net	(1,232)	(964)	(833)
Net gain on sale of securities	(106)	(542)	(87)
Net gain on disposition of premises and equipment	(5)	(4)	0
Deferred tax expense	490	2,030	2,477
Stock based compensation	427	411	336
Changes in assets and liabilities:
Accrued interest receivable and other assets	(1,518)	(363)	(7,212)
Accrued interest payable and other liabilities	211	811	608
Net cash provided by operating activities	13,464	14,677	4,977
Cash flows from investing activities:
Net decrease in Federal Home Loan Bank stock	(339)	(1,055)	(683)
Purchase of securities available for sale	(75,412)	(60,282)	(75,536)
Proceeds from maturities and paydowns of securities available for sale	24,655	20,264	17,389
Proceeds from sales of securities available for sale	20,396	55,019	28,466
Net increase in loans	(175,447)	(151,213)	(102,725)
Proceeds from sale of foreclosed real estate	13	12,336	3,383
Purchase of bank owned life insurance	(5,000)	0	0
Proceeds from sale of property and equipment	5	24	0
Additions to bank premises and equipment	(641)	(790)	(2,890)
Other investing activites, net	0	(73)	0
Net cash used in investing activities	(211,770)	(125,770)	(132,596)
Cash flows from financing activities:
Net increase in demand and money market deposit accounts	290,182	168,338	133,626
Net decrease in time deposits	(100,774)	(69,131)	(20,138)
Net increase (decrease) in repurchase agreements	(10,406)	3,098	(530)
Net increase (decrease) in FHLB and other borrowings	(19,800)	27,544	17,640
Net proceeds from sale of common stock	26,398	0	(11,780)
Exercise of stock options	0	176	59
Issuance of common stock for employee stock purchase plan	181	203	0
Net cash provided by financing activities	185,781	130,228	118,877
Net change in cash and cash equivalents	(12,525)	19,135	(8,742)
Cash and cash equivalents at beginning of year	55,530	36,395	45,137
Cash and cash equivalents at end of year	$ 43,005	$ 55,530	$ 36,395